Consolidated balance sheets - CHF (SFr) SFr in Millions		Dec. 31, 2016		Dec. 31, 2015
Assets
Cash and due from banks		SFr 121,161		SFr 92,328
of which reported at fair value		200		89
Interest-bearing deposits with banks		772		867
of which reported at fair value		26		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		134,839		123,049
of which reported at fair value		87,331		83,565
Securities received as collateral, at fair value		32,564		28,511
of which encumbered		30,762		27,940
Trading assets, at fair value		165,150		190,737
of which encumbered		52,322		62,559
Investment securities		2,489		3,090
of which reported at fair value		2,489		3,090
Other investments		6,777		7,021
of which reported at fair value		4,096		4,237
Net loans		275,976		272,995
of which reported at fair value		19,528		20,820
of which encumbered		132		108
allowance for loan losses		(938)		(866)
Premises and equipment		4,711		4,644
Goodwill		4,913		4,808
Other intangible assets		213		196
of which reported at fair value		138		112
Brokerage receivables		33,431		34,542
Other assets		36,865		58,017
of which reported at fair value		9,383		25,627
of which encumbered		257		671
Total assets		819,861		820,805
Liabilities and equity
Due to banks		22,800		21,054
of which reported at fair value		437		482
Customer deposits		355,833		342,705
of which reported at fair value		3,576		3,663
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		33,016		46,598
of which reported at fair value		19,634		32,398
Obligation to return securities received as collateral, at fair value		32,564		28,511
Trading liabilities, at fair value		44,930		48,971
Short-term borrowings		15,385		8,657
of which reported at fair value		4,061		3,112
Long-term debt		193,315		197,608
of which reported at fair value		72,868		80,931
Brokerage payables		39,852		39,452
Other liabilities		39,855		42,231
of which reported at fair value		9,493		11,754
Total liabilities		777,550		775,787
Common shares		84		78
Additional paid-in capital		32,131		31,925
Retained earnings		25,954		29,139
Treasury shares, at cost		0		(125)
Accumulated other comprehensive income/(loss)		(16,272)		(16,635)
Total shareholders' equity		41,897		44,382
Noncontrolling interests		414		636
Total equity		42,311		45,018
Total liabilities and equity		SFr 819,861		SFr 820,805
Additional share information
Par value (in CHF per share)		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[1]	2,797,379,244		2,666,152,845
Issued shares (in shares)		2,089,897,378		1,957,379,244
Treasury shares (in shares)		0		5,910,224
Common shares outstanding (in shares)		2,089,897,378	[2]	1,951,469,020	[3]
Consolidated VIEs
Assets
Cash and due from banks		SFr 369		SFr 1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0		53
Trading assets, at fair value		2,744		2,372
Investment securities		511		1,009
Other investments		2,006		1,986
Net loans		284		1,312
Premises and equipment		199		327
Other assets		2,617		14,451
Liabilities and equity
Trading liabilities, at fair value		18		27
Short-term borrowings		1		81
Long-term debt		1,759		14,826
Other liabilities		244		836
Bank
Assets
Cash and due from banks		118,973		90,521
of which reported at fair value		200		89
Interest-bearing deposits with banks		3,117		4,953
of which reported at fair value		26		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		135,128		123,436
of which reported at fair value		87,331		83,565
Securities received as collateral, at fair value		32,564		28,511
of which encumbered		30,762		27,940
Trading assets, at fair value		165,356		191,096
of which encumbered		52,322		62,559
Investment securities		2,192		2,698
of which reported at fair value		2,192		2,698
Other investments		6,488		6,787
of which reported at fair value		4,088		4,227
Net loans		259,541		254,915
of which reported at fair value		19,528		20,820
of which encumbered		132		108
allowance for loan losses		(816)		(724)
Premises and equipment		4,563		4,439
Goodwill		4,023		3,929
Other intangible assets		213		196
of which reported at fair value		138		112
Brokerage receivables		33,429		34,540
Other assets		36,735		57,910
of which reported at fair value		9,383		25,626
of which encumbered		257		671
Total assets		802,322		803,931
Liabilities and equity
Due to banks		23,066		21,460
of which reported at fair value		445		490
Customer deposits		344,578		331,700
of which reported at fair value		3,567		3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		33,016		46,598
of which reported at fair value		19,634		32,398
Obligation to return securities received as collateral, at fair value		32,564		28,511
Trading liabilities, at fair value		44,951		49,054
Short-term borrowings		15,385		8,657
of which reported at fair value		4,061		3,112
Long-term debt		187,325		192,094
of which reported at fair value		71,970		80,002
Brokerage payables		39,852		39,452
Other liabilities		39,834		41,715
of which reported at fair value		9,487		11,745
Total liabilities		760,571		759,241
Common shares		4,400		4,400
Additional paid-in capital		40,700		39,883
Retained earnings		8,833		12,427
Accumulated other comprehensive income/(loss)		(13,251)		(13,304)
Total shareholders' equity		40,682		43,406
Noncontrolling interests		1,069		1,284
Total equity		41,751		44,690
Total liabilities and equity		SFr 802,322		SFr 803,931
Additional share information
Par value (in CHF per share)	[4]	SFr 1.00		SFr 1.00
Issued shares (in shares)	[4]	4,399,680,200		4,399,680,200
Common shares outstanding (in shares)	[4]	4,399,680,200		4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 369		SFr 1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0		53
Trading assets, at fair value		2,744		2,372
Investment securities		511		1,009
Other investments		2,006		1,986
Net loans		284		1,312
Premises and equipment		173		299
Other assets		2,616		14,450
Liabilities and equity
Customer deposits		0		0
Trading liabilities, at fair value		18		27
Short-term borrowings		1		81
Long-term debt		1,759		14,826
Other liabilities		SFr 243		SFr 835

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 415'099'918 of these shares were reserved for capital instruments.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 515'145'579 of these shares were reserved for capital instruments.
[4]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of December 31, 2016. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.